Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EXPENSES
Accounting and audit	$ 442	$ 466
Amortization	121	106
Filing and transfer agent fees	301	232
Foreign exchange (gain) loss	(171)	21
General office expenses	1,083	902
Legal	371	363
Management compensation and consulting fees	3,259	3,076
Mining taxes and other property costs	38	577
Share based payment expense	3,122	2,572
Shareholder relations	298	470
Travel	58	244
Total expenses, by nature	8,922	9,029
INTEREST INCOME	637	2,627
CHANGE IN FAIR VALUE OF WARRANTS		(39)
Equity pick up from Investment in Juanicipio	2,214	1,884
LOSS FOR THE YEAR BEFORE INCOME TAX	(6,071)	(4,557)
DEFERRED INCOME TAX (EXPENSE) BENEFIT	(1,026)	131
LOSS FOR THE YEAR	(7,097)	(4,426)
Items that will not be reclassified subsequently to profit or loss:
Unrealized gain (loss) for the year	14,493	(334)
NET OF DEFERRED TAX EXPENSE	(1,713)
Other comprehensive income, net of tax, available-for-sale financial assets	12,780	(334)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 5,683	$ (4,760)
Net (loss) income per share (in dollars per share)	$ (0.08)	$ (0.05)
BASIC AND DILUTED (in shares)	91,108,622	86,142,539